Reportable Segments and Geographic Information - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | segment	2
Segment Reporting Information
Revenue, net | $	$ 38,023	$ 46,833	$ 35,806
Revenue Benchmark | KTM | Customer Concentration Risk
Segment Reporting Information
Concentration risk (as a percent)	31.00%	33.00%	17.00%